Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 16,813	$ 14,594	$ 18,281	$ 4,972	$ (8,543)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,915	644	1,240	583	813
Share-based compensation	2,462	682	989	631	778
Deferred income taxes	2	61	77	(660)	(22)
Inventory write-downs	414	204	522	545	1,561
Fair value changes in warrant liability	0	0	0	0	37
Write-down for prepaid expenses and other current assets	0	0	0	0	755
Exchange loss (gain)	320	(61)	126	495	269
Changes in assets and liabilities:
Accounts receivable	(2,510)	(1,492)	(1,979)	(4,433)	3,624
Inventories	957	(381)	(4,654)	(5,140)	437
Prepaid expenses and other current assets	(488)	7	(129)	41	(823)
Accounts payable	1,615	(2,717)	(3,139)	4,146	(396)
Income tax payable	1,154	922	1,092	3,296	76
Deferred margin, net	345	(4,139)	(3,947)	4,319	(1,151)
Other payables and accruals	103	(2,255)	925	2,392	1,648
Net cash provided by (used in) operating activities	23,102	6,069	9,404	11,187	(937)
Cash flows from investing activities
Purchases of property and equipment	(1,160)	(1,509)	(2,109)	(648)	(734)
Purchase of intangible assets	(484)	(950)	(1,926)	(159)	(90)
Purchase of short-term investments	(33,190)	(6,398)	(11,232)	0	0
Proceeds from maturities of short-term investments	33,453	3,154	4,764	0	0
Net cash provided by (used in) investing activities	(1,381)	(5,703)	(10,503)	(807)	(824)
Cash flows from financing activities
Proceeds from exercise of options	64	12	68	43	5
Proceeds from early exercise of options	11	0	0	18	0
Proceeds from issuance of Series B-2 convertible preferred shares	0	0	0	0	42
Proceeds from exercise of warrants	0	0	0	0	1,545
Proceeds from short-term loans	0	1,578	1,578	3,087	3,843
Repayment for short-term loans	(1,591)	(2,056)	(2,056)	(3,784)	(3,020)
Cash paid for initial public offering cost	(421)	0	(143)	0	0
Net cash provided by (used in) financing activities	(1,937)	(466)	(553)	(636)	2,415
Effect of exchange rate changes on cash	(183)	(44)	(111)	281	131
Net increase (decrease) in cash and cash equivalents	19,601	(144)	(1,763)	10,025	785
Cash and cash equivalents at beginning of period	21,580	23,343	23,343	13,318	12,533
Cash and cash equivalents at end of period	41,181	23,199	21,580	23,343	13,318
Supplemental Cash Flow Information
Income taxes paid	554	0	62	0	0
Interest paid	10	79	103	147	112
Non-cash Investing and Financing Activities
Accounts payable for acquisition of property and equipment	59	70	87	2	0
Accounts payable for acquisition of intangible assets	0	0	0	0	99
Vesting of ordinary shares issued for early exercised options	5	9	9	17	30
Series B-2 convertible preferred shares issued upon warrant exercise	0	0	0	0	1,989
Accrued initial public offering cost	$ 2,676	$ 0	$ 140	$ 0	$ 0